June 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Private Investments Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Private Equity Investments
Direct Investments — 65.5%(a)(b)(c)
Aerospace & Defense — 2.5%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,582,326)	157,964	$ 1,702,041
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,891)	5,768	67,827
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,913)	— (d)	7,200,105
		8,969,973
Automobile Components — 0.9%
PACP Carta Co-Invest, LP (Acquired 05/24/24, Cost: $2,231,119)	— (d)	3,435,400
Biotechnology — 1.2%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)	— (d)	4,466,857
Broadline Retail — 0.9%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536	2,646,028
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)	13,033	462,671
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)	2,073	73,592
		3,182,291
Capital Markets — 3.9%
NC Harp Co-Invest Beta, LP (Acquired 03/17/25, Cost: $12,898,190)	— (d)	13,961,689
Chemicals — 2.0%
PSP AGFS Co-Investment Fund III, LP (Acquired 11/22/23, Cost: $5,708,731)	— (d)	7,344,117
Commercial Services & Supplies — 2.6%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)	— (d)	2,092,535
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	— (d)	1,346,648
STAR Victor Co-investment LP (Acquired 09/13/24, Cost: $5,274,054)	— (d)	5,859,700
		9,298,883
Construction & Engineering — 1.5%
Lindsay Goldberg - Torrey Co-Inv. LP (Acquired 08/28/24, Cost: $4,775,866)	— (d)	5,282,667
Consumer Finance — 1.3%
Campus Co-Investment, LP (Acquired 03/12/24, Cost: $2,606,042)	— (d)	4,521,727
Diversified Consumer Services — 2.7%
TPG Eternal Co-Invest II, LP (Acquired 11/14/23, Cost: $4,122,016)(e)	— (d)	5,139,049
Vistria Soliant Holdings, LP (Acquired 07/17/24, Cost: $4,372,048)	— (d)	4,444,917
		9,583,966
Security		Shares/ Par (000)	Value
Entertainment — 2.4%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)		— (d)	$ 3,793,069
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)		— (d)	4,996,667
			8,789,736
Financial Services — 1.9%
Aquiline Madonna Co-Invest LP (Acquired 10/18/24, Cost: $5,964,588)		— (d)	6,798,648
Food Products — 1.5%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,170)	EUR	20	23,307
Preference Shares (Acquired 10/20/23, Cost: $3,710,476)		342,950	5,294,639
			5,317,946
Health Care Providers & Services — 7.2%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		— (d)	1,129,204
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		— (d)	2,706,244
Charme - Animalia Coinvestment Fund (Acquired 06/27/24, Cost: $3,545,041)		— (d)	3,890,670
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,590)		— (d)	3,166,896
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000	15,033,191
			25,926,205
Health Care Technology — 6.0%
Thirty Madison, Inc.
Promissory Note, 2.37%, 07/12/25 (Acquired 08/12/22, Cost: $1,429,433)(f)	USD	2,038	1,885,225
Warrant, expires 07/12/25, Strike Price USD 0.01 (Acquired 08/12/22, Cost: $608,808)		1	1,883,158
VCF Compass Co-Investor Holdings II LP (Acquired 03/19/25, Cost: $1,641,051)		— (d)	2,058,879
VCF Compass Co-Investor Holdings LP (Acquired 04/25/24, Cost: $12,445,968)		— (d)	15,593,611
			21,420,873
Household Durables — 0.6%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)		— (d)	2,139,970
IT Services — 3.4%
TPG Arkady Co-Invest, LP (Acquired 08/23/24, Cost: $3,332,518)(e)		— (d)	3,286,616
Vestar Capital Partners Rainforest, LP (Acquired 04/09/24, Cost: $6,138,321)		— (d)	9,000,000
			12,286,616
Personal Care Products — 1.4%
Bluegem III Co-Invest A, SCSp (Acquired 06/26/24, Cost: $1,090,808)		— (d)	1,175,743
PAI MMF Master Sàrl SICAV-RAIF (Acquired 06/18/24, Cost: $3,332,377)		— (d)	3,723,945
			4,899,688

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Par (000)	Value
Pharmaceuticals — 2.5%
CD&R Opal Co-Investor, LP (Acquired 04/15/25, Cost: $5,919,535)	— (d)	$ 6,042,111
Epione Co-Investment LP (Acquired 10/10/24, Cost: $2,932,863)	— (d)	3,057,723
		9,099,834
Semiconductors & Semiconductor Equipment — 1.5%
Groq, Inc., Series D Preferred Shares (Acquired 08/01/24, Cost: $3,646,517)	229,091	5,583,436
Software — 16.6%
16057349 Canada, Inc., Series F-1 Preferred Shares (Acquired 06/18/24, Cost: $3,347,669)	95,986	4,146,997
Angel Lux Holdco II Sàrl (Acquired 05/15/25, Cost: $844,860)	— (d)	1,048,064
BCP VI Central Co-Invest LP (Acquired 07/05/23, Cost: $7,902,975)	— (d)	11,998,043
Databricks, Inc., Series J, Preferred Shares (Acquired 01/21/25, Cost: $7,843,908)	84,799	9,173,556
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350	3,286,087
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380	1,231,636
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780	403,647
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,719,347)	84,056	1,600,369
Motive with Co-Investment, LP (Acquired 05/31/24, Cost: $4,205,976)	— (d)	5,681,595
Project CS Co-Invest Fund, LP (Acquired 02/24/23, Cost: $2,855,405)	— (d)	4,520,686
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,962,273)	97,460	3,459,830
Vista Equity Partners Hubble, LP (Acquired 03/31/25, Cost: $13,323,750)	— (d)	13,320,006
		59,870,516
Transportation Infrastructure — 1.0%
BW Phoenix Co-Invest, LP (Acquired 05/17/24, Cost: $2,932,950)	— (d)	3,494,467
Total Direct Investments — 65.5%		235,675,505

	Shares
Primary Investments — 0.5%(a)(c)
Diversified — 0.5%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $202,574)(b)	— (d)	196,096
Providence Equity Partners IX-A S.C.Sp. (Acquired 01/26/24, Cost: $1,708,972)	— (d)	1,810,369
Total Primary Investments — 0.5%		2,006,465
Secondary Investments — 17.0%(a)(c)
Commercial Services & Supplies — 0.0%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $17,014)	— (d)	79,713
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)(b)	— (d)	—
		79,713
Security	Shares	Value
Diversified — 8.9%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,969,987)	— (d)	$ 2,463,565
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,366,654)(b)	— (d)	1,239,909
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,089,671)(b)	— (d)	2,559,676
Palladium Equity Partners IV CF LP (Acquired 12/12/23, Cost: $3,843,726)(b)	— (d)	6,268,644
Pamlico Capital III Continuation Fund, LP (Acquired 01/27/23, Cost: $3,074,708)	— (d)	5,002,630
Providence Equity Partners VII LP (Acquired 09/28/23, Cost: $3,218,082)(b)	— (d)	2,384,879
Providence Equity Partners VII-A LP (Acquired 09/28/23, Cost: $3,346,985)(b)	— (d)	2,478,322
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,624,494)	— (d)	4,302,818
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,621,555)(b)	— (d)	5,481,897
		32,182,340
Electronic Equipment, Instruments & Components — 1.5%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,707,702)(b)	— (d)	5,433,665
Energy Equipment & Services — 0.1%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,623)(b)	— (d)	196,195
Food Products(b) — 1.9%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,690,646)	— (d)	2,944,756
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	— (d)	3,955,130
		6,899,886
Health Care Providers & Services — 2.2%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $5,056,960)(b)	— (d)	7,929,208
Software — 1.4%
Rubicon Continuation Fund LP (Acquired 11/12/24, Cost: $4,079,551)(b)	— (d)	4,892,137
Trading Companies & Distributors — 1.0%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,423,072)(b)	— (d)	3,473,574
Total Secondary Investments — 17.0%		61,086,718
Total Private Equity Investments — 83.0% (Cost: $240,775,122)		298,768,688

	Par (000)
Asset-Backed Securities
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/22/34(g)(h)	$1,000	1,001,004
Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.59%, 04/22/35(g)(h)	1,000	1,003,090
Ballyrock CLO Ltd., Series 2024-22A, Class A2, (3-mo. CME Term SOFR + 1.95%), 6.21%, 04/15/37(g)(h)	1,000	1,004,282
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 5.69%, 10/15/34(g)(h)	1,000	1,001,627
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(g)(h)	$1,000	$ 1,003,965
CIFC Funding Ltd., Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/34(g)(h)	1,000	1,001,202
Diameter Capital CLO Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38(g)(h)	1,000	1,000,891
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(g)(h)	1,000	1,003,535
Elmwood CLO Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(g)(h)	1,000	999,076
Flatiron CLO Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.24%, 05/20/36(g)(h)	1,000	1,003,005
Generate CLO Ltd.(g)(h)
Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.07%, 01/20/37	1,000	1,004,354
Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.89%, 04/22/37	1,000	1,003,825
Golub Capital Partners CLO Ltd., Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/34(g)(h)	1,000	1,000,945
Midocean Credit CLO XV Ltd., Series 2024-15A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.80%, 07/21/37(g)(h)	1,000	1,003,454
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.40%, 04/20/38(g)(h)	1,000	999,104
OCP CLO Ltd., Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.45%, 01/20/38(g)(h)	1,000	999,768
OHA Credit Funding Ltd., Series 2024-17A, Class A, (3- mo. CME Term SOFR + 1.48%), 5.75%, 04/20/37(g)(h)	1,000	1,003,176
Palmer Square CLO Ltd., Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 11/15/36(g)(h)	1,000	1,004,102
Rad CLO Ltd., Series 2023-22A, Class A1, (3-mo. CME Term SOFR + 1.83%), 6.10%, 01/20/37(g)(h)	1,000	1,004,261
Sandstone Peak II Ltd., Series 2023-1A, Class C, (3-mo. CME Term SOFR + 3.50%), 7.77%, 07/20/36(g)(h)	1,000	1,000,000
Silver Point CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.89%, 04/15/37(g)(h)	1,000	1,003,957
Sycamore Tree CLO Ltd.(g)(h)
Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.65%), 5.92%, 04/20/37	1,000	1,005,773
Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 04/20/36	1,000	1,002,234
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.52%, 04/20/36	1,000	1,002,001
Warwick Capital CLO Ltd., Series 2023-1A, Class B, (3- mo. CME Term SOFR + 2.80%), 7.07%, 10/20/36(g)(h)	1,000	1,006,849
Total Asset-Backed Securities — 7.0% (Cost: $24,912,127)		25,065,480
Corporate Bonds
Building Materials — 0.1%
Standard Industries, Inc., 4.75%, 01/15/28(h)	324	320,400
Commercial Services & Supplies — 0.2%
Block, Inc., 2.75%, 06/01/26	210	205,597
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Clarivate Science Holdings Corp., 3.88%, 07/01/28(h)	$82	$ 78,599
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(h)	120	120,622
United Rentals North America, Inc., 6.00%, 12/15/29(h)	132	135,192
		540,010
Diversified REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(h)	162	167,703
SBA Communications Corp., 3.13%, 02/01/29	225	212,507
		380,210
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., 11.00%, 11/15/29(h)	7	7,852
Electric Utilities — 0.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(h)	163	157,924
Financial Services — 0.0%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(h)	154	150,192
Food Products(h) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28	137	136,863
Lamb Weston Holdings, Inc., 4.13%, 01/31/30	133	126,828
		263,691
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28(h)	163	160,059
Health Care Providers & Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(h)	208	207,787
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(h)	81	79,168
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC, 4.75%, 03/15/28(h)	347	342,866
Internet Software & Services(h) — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	117,839
Match Group Holdings II LLC, 4.63%, 06/01/28	333	324,950
		442,789
Machinery — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28	135	139,115
Media(h) — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	288,319
Sirius XM Radio LLC, 5.00%, 08/01/27	148	146,732
		435,051
Metals & Mining(h) — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	215	213,302
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29	165	166,332
Novelis Corp., 3.25%, 11/15/26	209	205,651
		585,285
Oil, Gas & Consumable Fuels — 0.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(h)	25	24,969

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(h)	$22	$ 22,391
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 4.75%, 04/15/29(h)	218	215,582
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29	150	159,750
Total Corporate Bonds — 1.3% (Cost: $4,603,970)		4,635,091
Floating Rate Loan Interests(g)
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	97	97,494
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	38	37,754
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	70	69,822
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	262	262,933
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	37	36,772
		504,775
Automobile Components — 0.1%
Allison Transmission, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/13/31	48	47,889
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30	96	96,153
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32	25	25,016
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.08%, 11/16/29	73	72,818
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31	97	97,186
		339,062
Beverages — 0.0%
Sazerac Co., Inc., Term Loan B, 06/25/32(a)(i)	61	60,924
Broadline Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(a)	20	19,565
Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 6.67%, 07/31/26	52	51,713
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31	38	37,763
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29	19	19,631
		109,107
Security	Par (000)	Value
Capital Markets — 0.1%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	$79	$ 78,901
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31	89	89,440
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	32	31,880
		200,221
Chemicals — 0.1%
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30	86	86,424
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30	35	35,569
INEOS U.S. Finance LLC
2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.60%), 6.93%, 11/08/28	47	45,479
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30	57	54,665
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31	35	31,771
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31	45	44,719
		298,627
Commercial Services & Supplies — 0.3%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30	166	166,104
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27	90	89,954
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28	94	94,350
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31	163	161,199
MX Holdings U.S., Inc., 2025 USD Term Loan B, 03/17/32(a)(i)	15	15,056
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32	47	46,941
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	53	53,462
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32	20	19,759
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	74	74,150
Reworld Holding Corp.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	51	50,985
2025 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	3	2,808
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	6	5,725
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28	138	137,383
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	23	22,209
		940,085
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	$90	$ 90,823
Construction & Engineering — 0.0%
Pike Corp., 2021 Incremental Term Loan B, 01/21/28(i)	30	30,154
Construction Materials — 0.1%
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29	83	82,675
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32	170	169,278
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29	23	23,628
		275,581
Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31	93	93,239
Containers & Packaging — 0.0%
Colossus Acquireco LLC, Term Loan B, 06/11/32(i)	85	84,384
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32	20	20,016
		104,400
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28	115	115,263
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30	58	58,083
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31	100	99,942
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30	30	29,833
		129,775
Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(a)	36	35,640
Entertainment — 0.1%
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	66	65,969
2024 Term Loan B2, 09/30/31(i)	33	32,914
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	75	74,000
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31	82	81,858
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31	191	191,180
		445,921
Financial Services — 0.2%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29	106	106,451
Security	Par (000)	Value
Financial Services (continued)
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	$195	$ 195,444
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	143	143,579
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31	44	43,945
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31	106	106,005
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28	60	59,540
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32	25	24,860
		679,824
Food Products — 0.0%
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	47	47,373
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	96	95,820
		143,193
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	46	45,588
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	166	164,763
		210,351
Health Care Equipment & Supplies — 0.0%
Insulet Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 08/04/31	27	26,947
Health Care Providers & Services — 0.1%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27	8	8,060
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31	54	53,865
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	36	36,054
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28	254	254,486
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28	52	52,819
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	9	8,983
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31	39	38,980
		453,247
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30	149	147,955
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31	67	67,024

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. (continued)
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30	$123	$ 122,792
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27	5	5,542
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	45	44,744
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	67	66,870
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(a)	30	29,962
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29	78	78,651
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30	201	201,597
Life Time, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 11/05/31	13	12,961
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29	106	106,137
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29	94	94,465
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31	73	72,417
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31	22	21,835
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31	113	112,711
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30	181	181,548
		1,367,211
Household Durables — 0.0%
Somnigroup International, Inc., Term Loan B, 10/24/31	6	6,010
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30	106	106,521
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31	73	72,783
		179,304
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(a)(i)	31	30,923
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	54	53,471
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	108	108,252
		192,646
Insurance — 0.0%
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31	99	99,334
Security	Par (000)	Value
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31	$59	$ 57,905
IT Services — 0.2%
ASGN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 08/30/30	12	11,808
Asurion LLC
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28	115	113,375
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30	70	68,013
2025 Term Loan B13, 09/19/30(i)	55	53,755
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31	45	44,337
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31	29	28,732
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29	139	139,396
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(i)	56	56,437
World Wide Technology Holding Co. LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 03/01/30(a)	15	15,463
		531,316
Machinery — 0.1%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29	31	30,710
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	55	54,742
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31	33	32,999
JBT Marel Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.43%, 01/02/32	11	11,000
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	90	90,243
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28	48	48,528
		268,222
Media — 0.0%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30	35	35,299
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31	25	24,910
		60,209
Oil, Gas & Consumable Fuels — 0.1%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30	29	28,735
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30	23	22,943
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32	43	43,299
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	84	84,263
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 03/03/31	$27	$ 26,798
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32	16	15,977
Whitewater Whistler Holdings LLC, 2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 02/15/30	60	60,291
		282,306
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(i)	76	76,418
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	105	104,672
American Airlines, Inc., 2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	86	85,269
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31	81	81,247
		347,606
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	106	105,994
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28	122	122,112
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	53	52,970
		281,076
Professional Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31	102	101,984
CACI International, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/30/31	20	19,838
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28	181	181,174
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(a)	62	62,372
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	102	101,625
Trans Union LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31	232	232,161
		699,154
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30	15	15,217
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29	$20	$ 19,726
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	124	124,676
		144,402
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32	56	55,838
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29	163	162,848
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32	21	20,953
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28	169	169,342
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32	20	20,141
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31	126	126,937
ZoomInfo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 02/28/30	10	9,834
		565,893
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 02/19/29	48	47,912
Trading Companies & Distributors — 0.1%
Core & Main LP, 2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	83	83,062
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30	128	127,594
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32	38	38,111
		248,767
Wireless Telecommunication Services — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	119	119,067
Total Floating Rate Loan Interests — 3.0% (Cost: $10,874,381)		10,878,364
Total Long-Term Investments — 94.3% (Cost: $281,165,600)		339,347,623

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(j)(k)	1,710,472	$ 1,710,472

	Par (000)
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills(l)
4.28%, 07/01/25	$14,000	14,000,000
4.18%, 07/15/25	3,000	2,995,156
		16,995,156
Total Short-Term Securities — 5.2% (Cost: $18,705,677)		18,705,628
Total Investments — 99.5% (Cost: $299,871,277)		358,053,251
Other Assets Less Liabilities — 0.5%		1,620,804
Net Assets — 100.0%		$ 359,674,055

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $298,768,688, representing 83.1% of its net assets as of period end, and an original cost of $240,775,122.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,528,142	$ —	$ (817,670)(a)	$ —	$ —	$ 1,710,472	1,710,472	$ 39,751	$ —

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.07%, 4.45%	At Termination	BNP Paribas SA	N/A	07/16/25	USD	1,256	$ 370,377	$ —	$ 370,377
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.07%, 4.45%	At Termination	BNP Paribas SA	N/A	07/16/25	USD	473	239,425	—	239,425
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.05%, 4.45%	At Termination	BNP Paribas SA	N/A	08/22/25	USD	79	$ 22,151	$ —	$ 22,151
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.05%, 4.45%	At Termination	BNP Paribas SA	N/A	08/22/25	USD	190	66,470	—	66,470
									$ 698,423	$ —	$ 698,423
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$ —	$ —	$ 235,675,505	$ 235,675,505
Primary Investments	—	—	2,006,465	2,006,465
Secondary Investments	—	—	61,086,718	61,086,718
Asset-Backed Securities	—	25,065,480	—	25,065,480
Corporate Bonds	—	4,635,091	—	4,635,091
Floating Rate Loan Interests	—	10,608,459	269,905	10,878,364
Short-Term Securities
Money Market Funds	1,710,472	—	—	1,710,472
U.S. Treasury Obligations	—	16,995,156	—	16,995,156
	$1,710,472	$57,304,186	$299,038,593	$358,053,251
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 698,423	$ —	$ 698,423

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Private Investments Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2025	$ 211,919,649	$ 1,553,657	$ 59,346,426	$ 428,415	$ 273,248,147
Transfers into Level 3	—	—	—	35,685	35,685
Transfers out of Level 3	—	—	—	(197,498)	(197,498)
Other(a)	(194,833)	—	(31,964)	—	(226,797)
Accrued discounts/premiums	—	—	—	(2)	(2)
Net realized gain (loss)	203,133	—	—	(2,085)	201,048
Net change in unrealized appreciation (depreciation)(b)	18,408,678	63,028	1,604,708	1,538	20,077,952
Purchases	7,231,732	389,780	167,548	136,506	7,925,566
Sales	(1,892,854)	—	—	(132,654)	(2,025,508)
Closing balance, as of June 30, 2025	$ 235,675,505	$ 2,006,465	$ 61,086,718	$ 269,905	$ 299,038,593
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ 18,806,637	$ 63,028	$ 1,604,708	$ 816	$ 20,475,189

(a)	Includes return of capital and/or capitalized expenses from Portfolio Companies and/or Portfolio Funds investments.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $269,905.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments	$235,675,505	Market	EBITDA Multiple	3.25x - 29.56x	12.62x
			EBIT Multiple	20.00x	—
			Revenue Multiple	1.35x - 18.00x	9.05x
			Volatility	39% -52%	45%
			Time to Exit	0.3 - 3.0 years	1.8 years
			Liquidity Discount	5%	—
			Book Value Multiple	3.01x	—
		Income	Discount	16%	—
			Yield	100%	—

Primary Investments	2,006,465	Market	Market Adjustment Factor	1.01x - 1.04x	1.01x

Secondary Investments	61,086,718	Market	Market Adjustment Factor	0.99x - 1.04x	1.01x

	$298,768,688

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
GO	General Obligation Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments